Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, cash equivalents and restricted cash
Cash at bank and in hand	$ 598	$ 494
Short term bank deposits	11	26
Restricted cash	5	10
Total cash and cash equivalents	$ 614	$ 530	$ 784	$ 813